CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	¥ 321,589	¥ 280,926	¥ 270,990
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	(22,834)	(14,926)	(3,121)
Net change of defined benefit pension plans	(2,962)	7,670	(4,123)
Net change of foreign currency translation adjustments	(1,955)	(5,968)	(26,957)
Net change of unrealized gains (losses) on derivative instruments	779	326	(4,063)
Total other comprehensive income (loss)	(26,972)	(12,898)	(38,264)
Comprehensive Income	294,617	268,028	232,726
Comprehensive Income Attributable to the Noncontrolling Interests	6,433	4,276	7,414
Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	36	374	1,738
Comprehensive Income Attributable to ORIX Corporation Shareholders	¥ 288,148	¥ 263,378	¥ 223,574